Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 17 – EARNINGS (LOSS) PER SHARE

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the year. The weighted average number of shares of Common Stock used in computing basic and diluted loss per Common Stock for the years ended December 31, 2025 and 2024, are as follows:

	Year ended	Three months ended	Year ended
	December 31	December 31	September 30,
	2025	2024	2024
BASIC EPS:
Net income (loss) from continuing operation (numerator):	76,601	(160,630)	(7,378)
Less: net (income) loss attributable to noncontrolling interest	(82)	-	-
Less: accrued distribution on redeemable noncontrolling interest in subsidiary	(4,913)	-	-
Less: Net income (loss) attributable to preferred stockholders	(2,975)	-	-
Adjusted income (loss), net of tax - basic	68,631	(160,630)	(7,378)

Weighted average number of shares of Common Stock outstanding attributable to stockholders (Number of shares)	8,364,332	3,094,253	1,728,144
Earnings (loss) per share from continuing operations (basic)	8.21	(51.91)	(4.27)
Net gain (loss) from discontinued operations	2,030	(158)	(1,141)
Earnings (loss) per share from discontinued operations (basic)	0.24	(0.05)	(0.66)
DILUTED EPS:
Adjusted income (loss), net of tax - basic	68,631	(160,630)	(7,378)
Add: Net income (loss) attributable to preferred stockholders	2,975	-	-
Adjusted income (loss), net of tax - diluted	71,606	(160,630)	(7,378)

Weighted-average number of shares outstanding – basic (Number of shares)	8,364,332	3,094,253	1,728,144
Add: dilutive effect of Warrants (Number of shares)	72,660	-	-
Add: if converted dilutive effect of preferred stockholders	813,000	-	-
Weighted-average number of shares outstanding - diluted	9,249,992	3,094,253	1,728,144

Earnings (loss) per share from continuing operations (diluted)	7.74	(51.91)	(4.27)
Net gain (loss) from discontinued operations	2,030	(158)	(1,141)
Earnings (loss) per share from discontinued operations (diluted)	0.22	(0.05)	(0.66)

Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (Number of shares)	2,000,000	4,497,623	1,660,098